Revenue (Tables)	12 Months Ended
May 31, 2019
Revenue From Contract With Customer [Abstract]
Accounts Receivable Net of Allowances and Net Contract Assets (Liabilities)

Accounts receivable, net of allowances, and net contract assets (liabilities) consisted of the following:

Year Ended May 31,	2019	2018	$ Change	% Change
(In thousands, except percents)
Accounts receivable, less allowance	$1,232,350	$1,113,818	$118,532	10.6%

Contract assets	$21,628	$18,212	$3,416	18.8%
Contract liabilities - short-term	(25,896)	(23,335)	(2,561)	11.0%
Net Contract Liabilities	$(4,268)	$(5,123)	$855	-16.7%